---------------------------
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                                                     ---------------------------
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21753
                                  --------------------------------------

                            Church Capital Investment Trust
   -----------------------------------------------------------------------------
                 (Exact name of registrant as specified in charter)

 301 Oxford Valley Road, Suite 801B     Yardley, Pennsylvania        19067
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                                  Christy Oeth

                         Church Capital Management, LLC

           301 Oxford Valley Road, Suite 801B     Yardley, PA 19067
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code:  (215) 321-1900
                                                     ----------------------

Date of fiscal year end:      November 30, 2006
                          ----------------------------

Date of reporting period:     May 31, 2006
                          ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                        CHURCH CAPITAL INVESTMENT TRUST

                           Church Capital Value Trust

                        Church Capital Money Market Fund





                               SEMI-ANNUAL REPORT

                                  May 31, 2006

                                  (Unaudited)





                               INVESTMENT ADVISER
                         Church Capital Management, LLC
                                  Yardley, PA

CHURCH CAPITAL VALUE TRUST
SUPPLEMENTARY PORTFOLIO INFORMATION
MAY 31, 2006 (UNAUDITED)
================================================================================

                  CHURCH CAPITAL VALUE TRUST VS S&P 500 INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)

                               [BAR CHART OMITTED]

                                   Church Capital      S&P 500
                                     Value Trust        Index
                                   ---------------------------

Consumer Discretionary                   3.6%           10.4%
Consumer Staples                         3.4%            9.6%
Energy                                  12.0%            9.9%
Financials                              12.1%           21.5%
Health Care                             18.9%           12.3%
Industrials                             10.9%           11.7%
Information Technology                  12.8%           15.0%
Materials                                4.6%            3.1%
Telecommunication Services               0.0%            3.2%
Utilities                                0.0%            3.3%
Exchange-Traded Funds                    8.1%            0.0%
Cash                                    13.6%            0.0%


                                 TOP 10 HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 % OF NET ASSETS
---------------------------------    ---------------
General Electric Co.                      5.7%
SPDR Trust Series 1                       5.0%
Wachovia Corp.                            3.9%
Citigroup, Inc.                           3.9%
Honeywell International, Inc.             3.4%
Johnson & Johnson                         3.3%
Royal Dutch Shell PLC - ADR               3.3%
Cimarex Energy Co.                        3.2%
Amgen, Inc.                               3.2%
Nabors Industries Ltd.                    3.1%

CHURCH CAPITAL MONEY MARKET FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
MAY 31, 2006 (UNAUDITED)
================================================================================

                              PORTFOLIO ALLOCATION
                                % OF NET ASSETS

                               [PIE CHART OMITTED]

Commercial Paper            84%
Repurchase Agreements       12%
U.S. Government Agency       4%

--------------------------------------------------------------------------------

                             MATURITY DISTRIBUTION
                                % OF NET ASSETS

                               [PIE CHART OMITTED]

0 - 13 Days                 44%
14 - 29 Days                44%
30 + Days                   12%


CREDIT ANALYSIS                   YIELD ANALYSIS
-------------------------         ------------------------------
A-1 / P-1          100.0%         7-Day Current Yield      4.34%
                                  7-Day Effective Yield    4.43%

CHURCH CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2006 (UNAUDITED)
================================================================================

                                                                                CHURCH CAPITAL
                                                             CHURCH CAPITAL      MONEY MARKET
                                                               VALUE TRUST           FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
     At acquisition cost                                    $    27,763,840
                                                            ===============
     At value (Note 2)                                      $    27,564,459    $    45,405,482
Dividends and interest receivable                                    61,973             25,609
Receivable for capital shares sold                                   39,353                 --
Other assets                                                         15,039              5,718
                                                            ---------------    ---------------
     TOTAL ASSETS                                                27,680,824         45,436,809
                                                            ---------------    ---------------

LIABILITIES
Distributions payable                                                    --            161,174
Payable for investment securities purchased                       2,365,468                 --
Payable for capital shares redeemed                                   3,566                 --
Payable to Adviser (Note 4)                                           9,203              7,880
Payable to affiliate (Note 4)                                         6,050              7,675
Other accrued expenses                                                7,635              8,950
                                                            ---------------    ---------------
     TOTAL LIABILITIES                                            2,391,922            185,679
                                                            ---------------    ---------------

NET ASSETS                                                  $    25,288,902    $    45,251,130
                                                            ===============    ===============

NET ASSETS CONSIST OF:
Paid-in capital                                             $    25,396,952    $    45,251,130
Accumulated net investment income                                    87,769                 --
Accumulated net realized gains from security transactions             3,562                 --
Net unrealized depreciation on investments                         (199,381)                --
                                                            ---------------    ---------------
NET ASSETS                                                  $    25,288,902    $    45,251,130
                                                            ===============    ===============

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                   2,521,763         45,251,130
                                                            ===============    ===============

Net asset value, redemption price and offering price
     per share  (Note 2)                                    $         10.03    $          1.00
                                                            ===============    ===============

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED MAY 31, 2006 (a) (UNAUDITED)
================================================================================

                                                                                             CHURCH CAPITAL
                                                                         CHURCH CAPITAL       MONEY MARKET
                                                                           VALUE TRUST            FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest income                                                     $        72,989    $       716,937
     Dividend income                                                              99,490                 --
                                                                         ---------------    ---------------
          TOTAL INVESTMENT INCOME                                                172,479            716,937
                                                                         ---------------    ---------------

EXPENSES
     Investment advisory fees (Note 4)                                            67,768             77,028
     Administration fees (Note 4)                                                  8,767             15,100
     Fund accounting fees (Note 4)                                                11,503             12,338
     Custody fees                                                                  8,120              7,091
     Insurance expense                                                             6,733              6,733
     Registration fees                                                             4,592              6,317
     Transfer agent fees (Note 4)                                                  5,500              4,500
     Postage and supplies                                                          5,652              4,266
     Professional fees                                                             3,312              3,312
     Trustee fees and expenses                                                     3,206              3,206
     Report printing fees                                                          4,319              1,050
     Other expenses                                                                1,383              1,116
                                                                         ---------------    ---------------
          TOTAL EXPENSES                                                         130,855            142,057
     Fees waived by the Adviser (Note 4)                                         (46,145)           (40,349)
                                                                         ---------------    ---------------
          NET EXPENSES                                                            84,710            101,708
                                                                         ---------------    ---------------

NET INVESTMENT INCOME                                                             87,769            615,229
                                                                         ---------------    ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
     ON INVESTMENTS
     Net realized gains from security transactions                                 3,562                 --
     Net change in unrealized appreciation/depreciation on investments          (199,381)                --
                                                                         ---------------    ---------------

NET REALIZED AND UNREALIZED LOSSES
     ON INVESTMENTS                                                             (195,819)                --
                                                                         ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS                                                     $      (108,050)   $       615,229
                                                                         ===============    ===============

(a) Represents the periods from the commencement of operations (January 19, 2006 for Church Capital Value Trust and January 20, 2006 for Church Capital Money Market Fund) through May 31, 2006.

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED MAY 31, 2006 (a) (UNAUDITED)
================================================================================

                                                                                             CHURCH CAPITAL
                                                                         CHURCH CAPITAL       MONEY MARKET
                                                                           VALUE TRUST            FUND
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income                                               $        87,769    $       615,229
     Net realized gains from security transactions                                 3,562                 --
     Net change in unrealized appreciation/depreciation on investments          (199,381)                --
                                                                         ---------------    ---------------
Net increase (decrease) in net assets from operations                           (108,050)           615,229
                                                                         ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                                       --           (615,229)
                                                                         ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                                26,231,675         70,883,739
     Net asset value of shares issued in revinestment of
       distributions to shareholders                                                  --             59,396
     Payments for shares redeeemed                                              (884,723)       (25,742,005)
                                                                         ---------------    ---------------
Net increase in net assets from capital share transactions                    25,346,952         45,201,130
                                                                         ---------------    ---------------

TOTAL INCREASE IN NET ASSETS                                                  25,238,902         45,201,130

NET ASSETS
     Beginning of period                                                          50,000             50,000
                                                                         ---------------    ---------------
     End of period                                                       $    25,288,902    $    45,251,130
                                                                         ===============    ===============

CAPITAL SHARE ACTIVITY
     Shares sold                                                               2,604,055         70,883,739
     Shares reinvested                                                                --             59,396
     Shares redeemed                                                             (87,292)       (25,742,005)
                                                                         ---------------    ---------------
     Net increase in shares outstanding                                        2,516,763         45,201,130
     Shares outstanding, beginning of period                                       5,000             50,000
                                                                         ---------------    ---------------
     Shares outstanding, end of period                                         2,521,763         45,251,130
                                                                         ===============    ===============

(a) Represents the periods from the commencement of operations (January 19, 2006 for Church Capital Value Trust and January 20, 2006 for Church Capital Money Market Fund) through May 31, 2006.

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
FINANCIAL HIGHLIGHTS
================================================================================

                                                                 PERIOD
                                                                 ENDED
PER SHARE DATA FOR A SHARE                                  MAY 31, 2006(a)
OUTSTANDING THROUGHOUT THE PERIOD:                            (UNAUDITED)
--------------------------------------------------------------------------------

     Net asset value at beginning of period                 $         10.00
                                                            ---------------

     Income (loss) from investment operations:
         Net investment income                                         0.05  (b)
         Net realized and unrealized losses on investments            (0.02)
                                                            ---------------
     Total from investment operations                                  0.03
                                                            ---------------

     Net asset value at end of period                       $         10.03
                                                            ===============

RATIOS AND SUPPLEMENTAL DATA:
     Total return (c)                                                  0.30% (d)
                                                            ===============

     Net assets at end of period (000's)                    $        25,289
                                                            ===============

     Ratio of gross expenses to average net assets                     1.91% (f)

     Ratio of net expenses to average net assets (e)                   1.24% (f)

     Ratio of net investment income to average net
        assets (e)                                                     1.28% (f)

     Portfolio turnover rate                                            162% (f)
--------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (January 19, 2006) through May 31, 2006.

(b)   Calculated using weighted average shares outstanding during the period.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Ratio was determined after advisory fee waivers.

(f)   Annualized.

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                 PERIOD
                                                                 ENDED
PER SHARE DATA FOR A SHARE                                  MAY 31, 2006(a)
OUTSTANDING THROUGHOUT THE PERIOD:                            (UNAUDITED)
--------------------------------------------------------------------------------

     Net asset value at beginning of period                 $         1.000

     Net investment income                                            0.014

     Dividends from net investment income                            (0.014)
                                                            ---------------

     Net asset value at end of period                       $         1.000
                                                            ===============

RATIOS AND SUPPLEMENTAL DATA:
     Total return (b)                                                  1.44% (c)
                                                            ================

     Net assets at end of period                            $        45,251
                                                            ================

     Ratio of gross expenses to average net assets                     0.92% (e)

     Ratio of net expenses to average net assets (d)                   0.66% (e)

     Ratio of net investment income to average net
       assets (d)                                                      3.99% (e)
--------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (January 20, 2006) through May 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee waivers.

(e)   Annualized.

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
================================================================================

           SHARES    COMMON STOCKS -- 78.3%                                            VALUE
-------------------------------------------------------------------------------------------------
                     CONSUMER DISCRETIONARY -- 3.6%
            4,000    Gannett Co., Inc.                                          $         216,040
           40,000    Time Warner, Inc.                                                    688,400
                                                                                -----------------
                                                                                          904,440
                                                                                -----------------
                     CONSUMER STAPLES -- 3.4%
           30,000    Coca-Cola Enterprises, Inc.                                          589,800
           10,000    Smithfield Foods, Inc. (a)                                           278,100
                                                                                -----------------
                                                                                          867,900
                                                                                -----------------
                     ENERGY -- 12.0%
            7,000    Baker Hughes, Inc.                                                   604,100
           20,000    Cimarex Energy Co.                                                   811,200
           22,000    Nabors Industries Ltd. (a)                                           790,020
           12,500    Royal Dutch Shell PLC - ADR                                          828,875
                                                                                -----------------
                                                                                        3,034,195
                                                                                -----------------
                     FINANCIALS -- 12.1%
           16,000    Bank of America Corp.                                                774,400
           20,000    Citigroup, Inc.                                                      986,000
            4,000    SunTrust Banks, Inc.                                                 302,840
           18,500    Wachovia Corp.                                                       989,750
                                                                                -----------------
                                                                                        3,052,990
                                                                                -----------------
                     HEALTH CARE -- 18.9%
           12,000    Amgen, Inc. (a)                                                      811,080
            2,000    Bausch & Lomb, Inc.                                                   98,300
           14,000    Baxter International, Inc.                                           527,800
           13,500    Beckman Coulter, Inc.                                                746,550
           12,500    Biogen Idec, Inc. (a)                                                582,875
           22,000    Biomet, Inc.                                                         774,620
           14,000    Johnson & Johnson                                                    843,080
           18,750    PerkinElmer, Inc.                                                    391,125
                                                                                -----------------
                                                                                        4,775,430
                                                                                -----------------
                     INDUSTRIALS -- 10.9%
           42,000    General Electric Co.                                               1,438,920
           21,000    Honeywell International, Inc.                                        864,780
           10,000    Raytheon Co.                                                         458,500
                                                                                -----------------
                                                                                        2,762,200
                                                                                -----------------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

           SHARES    COMMON STOCKS (CONTINUED) -- 78.3%                                VALUE
-------------------------------------------------------------------------------------------------
                     INFORMATION TECHNOLOGY -- 12.8%
           15,000    Activision, Inc. (a)                                       $         196,050
            9,500    Agilent Technologies, Inc. (a)                                       331,455
           23,500    Corning, Inc. (a)                                                    569,875
           10,000    Electronic Arts, Inc. (a)                                            420,700
           20,000    Maxim Integrated Products, Inc.                                      614,600
           20,000    Microsoft Corp.                                                      453,000
           21,000    Texas Instruments, Inc.                                              655,830
                                                                                -----------------
                                                                                        3,241,510
                                                                                -----------------
                     MATERIALS -- 4.6%
           17,500    Alcoa, Inc.                                                          555,100
           15,000    Dow Chemical Co. (The)                                               598,050
                                                                                -----------------
                                                                                        1,153,150
                                                                                -----------------

                     TOTAL COMMON STOCKS (Cost $19,994,353)                     $      19,791,815
                                                                                -----------------

=================================================================================================
           SHARES    EXCHANGE-TRADED FUNDS -- 8.1%                                     VALUE
-------------------------------------------------------------------------------------------------

           20,000    NASDAQ-100 Index Tracking Stock                            $         776,400
           10,000    SPDR Trust Series 1                                                1,274,500
                                                                                -----------------

                     TOTAL EXCHANGE-TRADED FUNDS (Cost $2,047,743)              $       2,050,900
                                                                                -----------------

=================================================================================================
        PAR VALUE    REPURCHASE AGREEMENTS -- 22.6%                                    VALUE
-------------------------------------------------------------------------------------------------

       $5,721,744    U.S. Bank N.A., 4.50%, dated 05/31/06, due 06/01/06
                        repurchase proceeds:  $5,722,459 (Cost $5,721,744) (b)  $       5,721,744
                                                                                -----------------

                     TOTAL INVESTMENTS AT VALUE -- 109.0% (Cost $27,763,840)    $      27,564,459

                     LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.0%)                   (2,275,557)
                                                                                -----------------

                     NET ASSETS -- 100.0%                                       $      25,288,902
                                                                                =================

(a)   Non-income producing security.

(b) Repurchase agreement is fully collateralized by $6,119,915 FGCI, Pool #E99430, 4.50%, 09/01/18. The aggregate market value of the collateral at May 31, 2006 was $5,836,521.

ADR   American Depositary Receipt

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
================================================================================

        PAR VALUE    COMMERCIAL PAPER -- 83.8%                                         VALUE
-------------------------------------------------------------------------------------------------
       $2,000,000    AIG Funding, Inc., 4.97%, 06/01/06                         $       2,000,000
        2,000,000    Alcon Capital Corp., 4.98%, 06/29/06                               1,992,253
        2,000,000    Allied Irish Banks PLC, 5.00%, 06/12/06                            1,996,944
        1,500,000    American Express Co., 4.96%, 06/05/06                              1,499,173
        2,000,000    American General Finance Corp., 4.99%, 06/19/06                    1,995,010
        2,000,000    Chevron Corp., 4.97%, 06/30/06                                     1,991,993
        2,000,000    Citigroup, Inc., 4.98%, 06/15/06                                   1,996,127
        1,500,000    Cornell University, 5.04%, 07/11/06                                1,491,600
        2,000,000    General Electric Co., 4.97%, 06/02/06                              1,999,724
        2,000,000    Household Finance Corp., 5.00%, 07/05/06                           1,990,556
        1,800,000    International Lease Finance Corp., 4.97%, 06/12/06                 1,797,267
        2,000,000    Kimberly-Clark Corp., 4.95%, 06/26/06                              1,993,125
        2,000,000    LaSalle Bank N.A., 5.01%, 07/06/06                                 1,990,258
        2,000,000    National Rural Utilities Cooperative Finance
                     Corp., 5.00%, 06/22/06                                             1,994,167
        1,700,000    Nestle Capital Corp., 4.97%, 06/07/06                              1,698,592
        2,000,000    Prudential Funding LLC, 4.97%, 06/29/06                            1,992,269
        1,500,000    Shell International Finance, 4.86%, 06/12/06                       1,497,772
        2,000,000    Southern Co. (The), 5.00%, 06/15/06                                1,996,111
        2,000,000    UBS AG, 4.99%, 06/26/06                                            1,993,069
        2,000,000    United Parcel Service, Inc., 4.94%, 06/19/06                       1,995,060
                                                                                -----------------

                     TOTAL COMMERCIAL PAPER (Amortized Cost $37,901,070)        $      37,901,070
                                                                                -----------------

=================================================================================================
        PAR VALUE    U.S. GOVERNMENT SECURITIES -- 4.4%                                VALUE
-------------------------------------------------------------------------------------------------
       $2,000,000    Federal Home Loan Bank, 4.83%, 06/09/06
                        (Amortized Cost $1,997,853)                             $       1,997,853
                                                                                -----------------

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

        PAR VALUE    REPURCHASE AGREEMENTS -- 12.2%                                    VALUE
-------------------------------------------------------------------------------------------------
       $5,506,559    U.S. Bank N.A., 4.50%, dated 05/31/06, due 06/01/06
                        repurchase proceeds:  $5,507,247 (Cost $5,506,559) (a)  $       5,506,559
                                                                                -----------------

                     TOTAL INVESTMENTS -- 100.4% (Amortized Cost $45,405,482)   $      45,405,482

                     LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                     (154,352)
                                                                                -----------------

                     NET ASSETS -- 100.0%                                       $      45,251,130
                                                                                =================

(a) Repurchase agreement is fully collateralized by $6,002,950 FGCI, Pool #G11440, 4.00%, 08/01/18 and $28,741 FNCI, Pool #555611, 4.50%, 07/01/18.
      The aggregate market value of the collateral at May 31, 2006 was $5,611,332.

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MAY 31, 2006 (UNAUDITED)
================================================================================

1. ORGANIZATION

Church Capital Value Trust and Church Capital Money Market Fund (the "Funds") are each a diversified series of Church Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 6, 2005. On December 20, 2005, 5,000 shares of the Church Capital Value Trust were issued for cash, at $10.00 per share, and 50,000 shares of the Church Capital Money Market Fund were issued for cash, at $1.00 per share, to Church Capital Management LLC, the investment adviser to the Funds. Church Capital Value Trust and Church Capital Money Market Fund commenced operations on January 19, 2006 and January 20, 2006, respectively.

The investment objective of Church Capital Value Trust is capital appreciation.

The investment objective of Church Capital Money Market Fund is to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing in high quality short-term money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION - The Church Capital Value Trust values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are generally valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust. Short-term investments with maturities of less than 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

The Church Capital Money Market Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value.

SHARE VALUATION - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MAY 31, 2006 (UNAUDITED)
================================================================================

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income are declared and paid at least once each year to shareholders of the Church Capital Value Trust. Dividends arising from net investment income are declared daily and paid monthly, on the last business day of each month, to shareholders of the Church Capital Money Market Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. For the period ended May 31, 2006, there were no differences between the book basis and tax basis of distributions for the Church Capital Money Market Fund. There were no distributions during the period for the Church Capital Value Trust.

REPURCHASE   AGREEMENTS  -  The  Funds  may  enter  into  repurchase  agreements
(agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distribute at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2006:

      --------------------------------------------------------------------------
                                                                  CHURCH CAPITAL
                                                CHURCH CAPITAL     MONEY MARKET
                                                 VALUE TRUST           FUND
      --------------------------------------------------------------------------
      Tax cost of portfolio investments         $   27,808,791    $   45,405,482
                                                ==============    ==============
      Gross unrealized appreciation             $      517,238    $           --
      Gross unrealized depreciation                   (761,570)               --
                                                --------------    --------------
      Net unrealized depreciation               $     (244,332)   $           --
      Undistributed ordinary income                     87,769                --
      Other gains                                       48,513                --
                                                --------------    --------------
      Accumulated earnings (deficit)            $     (108,050)   $           --
                                                ==============    ==============

      --------------------------------------------------------------------------

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MAY 31, 2006 (UNAUDITED)
================================================================================

3. INVESTMENT TRANSACTIONS

During the period ended May 31, 2006, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

      --------------------------------------------------------------------------
                                                                  CHURCH CAPITAL
                                                 CHURCH CAPITAL    MONEY MARKET
                                                  VALUE TRUST          FUND
      --------------------------------------------------------------------------
      Cost of purchases of investment
        securities                               $   31,090,386   $           --
                                                 ==============   ==============
      Proceeds from sales of investment
        securities                               $    9,051,852   $           --
                                                 ==============   ==============

      --------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Church Capital Management LLC (the "Adviser") serves as the investment advisor to the Funds. For these services, Church Capital Value Trust pays the Adviser a monthly fee at the annual rate of 1.00% of its average daily net assets and Church Capital Money Market Fund pays the Adviser a monthly fee at the annual rate of 0.50% of its average daily net assets.

The Adviser has contractually agreed (for a period of three years from each Fund's commencement of operations) to reduce its fees and/or to absorb expenses to the extent necessary to limit the ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 1.25% of Church Capital Value Trust's average daily net assets and to 0.66% of Church Capital Money Market Fund's average daily net assets. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds' obligations, are subject to repayment by the Funds, provided that the repayments do not cause each Fund's ordinary operating expenses to exceed the expense limitation noted above, and provided further that the fees and expenses which are the subject of repayment were incurred within three years of the repayment. During the period ended May 31, 2006, the Adviser waived investment advisory fees of $46,145 and $40,349 for Church Capital Value Trust and Church Capital Money Market Fund, respectively.

As of May 31, 2006, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser is $46,145 for the Church Capital Value Trust and $40,349 for the Church Capital Money Market Fund. The Adviser may recapture all or a portion of these amounts no later than May 31, 2009.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee equal to 0.10% per annum of its average daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion and 0.05% of such assets in excess of $1 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund. During the period ended May 31, 2006, Ultimus was paid administration fees of $8,767 and $15,100 by Church Capital Value Trust and Church Capital Money Market Fund, respectively.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MAY 31, 2006 (UNAUDITED)
================================================================================

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of each Fund's average daily net assets. During the period ended May 31, 2006, Ultimus was paid fund accounting fees of $11,503 and $12,338 by Church Capital Value Trust and Church Capital Money Market Fund, respectively. In addition, the Funds pay all costs of external pricing services.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund for its services as transfer agent a fee, payable monthly, at an annual rate of $24 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 per month if a Fund has between 26 and 100 shareholder accounts, and $1,500 per month if a Fund has more than 100 shareholder accounts. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the period ended May 31, 2006, Ultimus was paid transfer agent and shareholder services fees of $5,500 and $4,500 by Church Capital Value Trust and Church Capital Money Market Fund, respectively.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Bainbridge Securities Inc. (the "Distributor") serves as principal underwriter to the Funds. The Distributor receives no compensation from the Funds for acting as principal underwriter.

Certain trustees and officers of the Fund are directors and officers of the Advisor, or of Ultimus, or of the Distributor.

PORTFOLIO TRANSACTIONS
A majority of the Church Capital Value Trust's portfolio transactions were executed through the Distributor. During the period ended May 31, 2006, brokerage commissions of $39,940 were paid by Church Capital Value Trust to the Distributor for these transactions.

5. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (Unaudited)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. Operating expenses, which are deducted from each Fund's gross income, directly reduce the investment returns of the Funds.

A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's prospectus.

CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (Unaudited) (Continued)
================================================================================

                                                         Ending
                                     Beginning        Account Value     Expenses Paid
                                   Account Value*     May 31, 2006     During Period**
--------------------------------------------------------------------------------------
CHURCH CAPITAL VALUE TRUST
--------------------------------------------------------------------------------------
Based on Actual Fund Return        $      1,000.00   $      1,003.00   $          4.53
Based on Hypothetical 5% Return
  (before expenses)                $      1,000.00   $      1,013.70   $          4.55
--------------------------------------------------------------------------------------
CHURCH CAPITAL MONEY MARKET FUND
--------------------------------------------------------------------------------------
Based on Actual Fund Return        $      1,000.00   $      1,014.40   $          2.40
Based on Hypothetical 5% Return
  (before expenses)                $      1,000.00   $      1,015.70   $          2.41
--------------------------------------------------------------------------------------

* January 19, 2006 for Church Capital Value Trust and January 20, 2006 for Church Capital Money Market Fund.

** Expenses are equal to the Funds' annualized expense ratios (after waivers and reimbursement) for the period as stated below, multiplied by the average account value over the period, multiplied by 133/365 and 132/365 for Church Capital Value Trust and Church Capital Money Market Fund, respectively (to reflect the period covered by this report).

      Church Capital Value Trust     1.24%
      Church Capital Money Market    0.66%

OTHER INFORMATION (Unaudited)
================================================================================

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-742-8061, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-877-742-8061. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHURCH CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved each Fund's Investment Advisory Agreement ("Advisory Agreement") with the Adviser at an in-person meeting held on December 8, 2005, at which all of the Trustees were present.

In the course of their deliberations, the Independent Trustees met in executive session and were advised by legal counsel for the Trust. The Independent Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Trustees and counsel.

In considering the Advisory Agreements and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Nature, Extent and Quality of Services
--------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services to be provided to the Funds by the Adviser. The most recent registration form ("Form ADV") for the Adviser was provided to the Board. The Board reviewed and analyzed the Form ADV which included, among other things, information about the background and experience of senior management of the Adviser. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the key personnel at the Adviser that will oversee the day-to-day management and operations of the Funds.

      In addition, the Board considered the investment and legal compliance programs of the Trust and the Adviser. The Board also considered the depth and experience of the Adviser's compliance staff.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the expected nature, extent and quality of the investment advisory services to be provided by the Adviser to each of the Funds.

Performance and Expenses
------------------------

      The Board reviewed information provided by the Adviser relating to the performance record of its equity composite and its fixed income composite for various periods ended December 31, 2004. The Board also reviewed year-to-date 2005 performance information through November 30th for both of these composites. In addition, the Board discussed the differences in fee structures and account minimums for the Funds and the composites. The Board considered the Adviser's comments that it will be difficult for the Funds to replicate the performance numbers for each of the composites due in large part to the different (higher) fee structures for the Funds and, to a lesser extent, the impact of more frequent cash inflows and outflows within the Funds. The Board considered the fact that the fixed income composite is not managed like a money market fund and is not a good indicator of how the Money Market Fund will perform. The Board discussed the performance information provided by the Adviser, factoring in the limitations with the comparative information, and concluded that the Adviser has the requisite experience to manage the portfolio of each Fund.

CHURCH CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

      The Board considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees and fee waivers and/or expense reimbursements. It also considered comparisons of these fees to the comparative expense information for each Fund's peer group, as determined by the Adviser.

      The Value Trust's overall expense ratio, after contractual fee waivers, was compared to funds within the Morningstar category of "Value Equity Funds" having $50 million or less in net assets and to funds within the broader category of "U.S. Equity Funds" having $50 million or less in net assets. The Board noted that the overall expense ratio of the Value Trust, after fee waivers, will be higher than the average for Value Funds, but slightly lower than the average for U.S. Equity Funds. The Board also noted that, under the expense cap arrangement agreed to by the Adviser, shareholders of the Value Trust are guaranteed a competitive expense ratio during the infancy stages (the first three years of operations) of the Value Trust.

      The Board also discussed the Money Market Fund's rate of advisory fee and estimated expense ratio, before and after fee waivers, noting that the Money Market Fund's overall expense ratio is in line with or below the average for taxable money market funds, according to data compiled by a nationally recognized tracking service for money market funds. The Board also noted that under the expense cap arrangement agreed to by the Adviser, shareholders of the Money Market Fund are guaranteed a competitive expense ratio during the infancy stages (the first three years of operations) of the Money Market Fund.

Investment Advisory Fee Rates
-----------------------------

      The Board reviewed and considered the proposed contractual investment advisory fee rates payable by the Funds to the Adviser for investment advisory services. Additionally, the Board received and considered information comparing those advisory fee rates with those of the other funds in their relevant peer group, as defined above. The Board concluded that the advisory fee rate for the Value Trust was higher than the average rates for each of the peer groups presented. The Board further concluded that, although the advisory fee is higher, the overall expense ratio of the Value Trust, after contractual fee waivers, was generally lower than average expense ratios within its peer group. The Board performed the same type of analysis with regards to the Money Market Fund, concluding that the advisory fee rate for the Money Market Fund was slightly higher than the average for comparable funds, but that the overall expense ratio of the Money Market Fund, after contractual fee waivers, is comparable to its peer group.

Profitability
-------------

      The Board discussed profitability and other ancillary benefits that the Adviser may receive with regard to providing these services to the Funds and concluded that, in light of the fact that the Funds are new, with limited assets, these factors are only secondary factors at this time. The Board did note that, as the Funds grow, the Independent Trustees would continue to monitor this issue.

CHURCH CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

Economies of Scale
------------------

      The Board discussed economies of scale, noting that at this stage, the Funds have not had an opportunity to recognize any economies of scale. The Board observed that, as the Funds grow in assets, this factor will become more relevant to their consideration process.

Conclusion
----------

      After full consideration of the above factors as well as other factors, the Trustees, including all the Independent Trustees, unanimously concluded that approval of the Advisory Agreements were in the best interest of each Fund and its shareholders.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Church Capital Investment Trust
             ---------------------------------------------------------


By (Signature and Title)*      /s/ Gregory A. Church
                             -----------------------------------------
                              Gregory A. Church, President

Date      August 2, 2006
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Gregory A. Church
                             -----------------------------------------
                              Gregory A. Church, President

Date      August 2, 2006
     ------------------------------------------



By (Signature and Title)*     /s/ Mark J. Seger
                             -----------------------------------------
                              Mark J. Seger, Treasurer

Date      August 2, 2006
     ------------------------------------------



* Print the name and title of each signing officer under his or her signature.